RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 9 – RELATED PARTY TRANSACTIONS

On February 1, 2017, the Company paid $49,200 for housing occupied by our Chief Executive Officer (see Note 10).

During the three months ended November 30, 2017 and 2016, the Company incurred management fees of $0 and $11,635, respectively, to directors and officers of the Company.

NOTE 9 – RELATED PARTY TRANSACTIONS

From inception and through change of control on October 20, 2015, the Company received advances from a former Director in the amount of $40,057 to pay for operating expenses on behalf of the Company. During the year ended August 30, 2016, the former Director forgave $37,557, which was recorded as contributed capital, and the rest of $2,500 was taken against stock subscription owed by him to the Company.

During the year ended August 31, 2016, the Company received advances from related parties in the amount of $45,288 to pay for expenses. The amounts due to the related parties are unsecured and non-interest bearing with no set terms of repayment. As of August 31, 2016, the amount due to related parties was $45,365. During the year ended August 31, 2017, the Company repaid $10,365 of that amount to related parties and converted the remaining $35,000 to common shares, resulting in a loss on related party loan conversion of $201,532.

During the year ended August 31, 2017, the Company received additional $49,980 from related parties, which was also converted to common shares as of August 31, 2017, resulting in a loss on related party loan conversion of $287,886.

On February 1, 2017, the Company paid $49,200 for housing occupied by our Chief Executive Officer (see Note 10).

During the year ended August 31, 2017, 2016 and 2015, the Company incurred management and salary expenses of $646,417, $0 and $0 respectively, to directors and officers of the Company.

As of August 31, 2017, and 2016, the Company owed to related parties $0 and $45,365, respectively.